COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2014
Future Minimum Lease Payments under Non-cancelable Operating Lease Agreements

Future minimum lease payments under non-cancelable operating lease agreements at December 31, 2014 are as follows:

Year Ending December 31,	Minimum Lease Payment
2015	$10,235
2016	10,016
2017	8,336
2018	7,364
2019 and thereafter	9,996